Schedule of investments (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Accounting Policies [Abstract]
Equity method investments		¥ 193,062	¥ 179,966
Non-marketable equity investments		979,941	955,167
Investments	$ 160,701	¥ 1,173,003	¥ 1,135,133